Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share of Common Stock
Computation of Earnings per share
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2013	2012	2011
Weighted-average number of shares on which earnings
per share calculations are based
Basic	1,094,486,604	1,142,508,521	1,196,951,006
Add—incremental shares under stock-based
compensation plans	6,751,240	10,868,426	14,241,131
Add—incremental shares associated with contingently
issuable shares	1,804,313	2,072,370	2,575,848
Assuming dilution	1,103,042,156	1,155,449,317	1,213,767,985
Net income on which basic earnings per share is
calculated	$16,483	$16,604	$15,855
Less—net income applicable to contingently issuable
shares	(1)	(1)	0
Net income on which diluted earnings per share is
calculated	$16,483	$16,603	$15,855
Earnings/(loss) per share of common stock
Assuming dilution	$14.94	$14.37	$13.06
Basic	$15.06	$14.53	$13.25